Business Combinations and Acquisitions of Non-Controlling Interests - Total Consideration, Fair Values of Assets and Liabilities Identified at Acquisition Date, and Goodwill from GVT Acquisition (Details) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Sep. 19, 2014
Disclosure of detailed information about business combination [line items]
Goodwill	€ 26,841	€ 28,686
GVT
Disclosure of detailed information about business combination [line items]
Gross cash consideration			€ 4,663
Contingent consideration			(102)
Fair value of the T. Deutschland shares purchased by KPN			2,476
Consideration transferred			7,241
Price adjustment for net debt and hedges			(2,168)
Intangible assets			835
Property, plant and equipment			2,374
Deferred tax assets			182
Accounts receivable			282
Other assets			256
Cash and cash equivalents			116
Financial debt			(2,102)
Trade and other payables			(202)
Provisions			(208)
Other liabilities			217
Fair value of net assets			1,316
Goodwill			3,757
GVT | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets			751
GVT | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets			€ 84